RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION - Disclosure of remuneration attributed to executives and directors (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [abstract]
Short-term benefits	$ 2,123,892	$ 1,675,146
Associate companies	(30,935)	(31,205)
Stock-based compensation	1,763,245	1,213,717
Total	$ 3,856,202	$ 2,857,658